Working capital (Tables)	12 Months Ended
Jun. 30, 2023
Summary Of Additional Information About Working Capital [Abstract]
Schedule of inventories	(a) Inventories

	2023 £ million	2022 £ million
Raw materials and consumables	543	489
Work in progress	132	86
Maturing inventories	5,794	5,229
Finished goods and goods for resale	1,192	1,290
	7,661	7,094

Schedule of inventories expected to be utilised after more than one year
Maturing inventories include whisk(e)y, rum, tequila and Chinese white spirits. The following amounts of inventories are expected to be utilised after more than one year:

	2023 £ million	2022 £ million
Raw materials and consumables	23	15
Maturing inventories	4,063	3,713
	4,086	3,728

Schedule of provisions for obsolescence of inventories
Inventories are disclosed net of provisions for obsolescence, an analysis of which is as follows:

	2023 £ million	2022 £ million	2021 £ million
Balance at beginning of the year	94	96	98
Exchange differences	(27)	6	(8)
Income statement charge	55	6	20
Utilised	(19)	(13)	(14)
Sale of businesses	(1)	(1)	—
	102	94	96

Schedule of trade and other receivables
(b) Trade and other receivables

	2023		2022
	Current assets £ million	Non-current assets £ million	Current assets £ million	Non-current assets £ million
Trade receivables	2,011	—	2,155	—
Interest receivable	12	—	18	—
VAT recoverable and other prepaid taxes	271	15	290	15
Other receivables	163	13	158	13
Prepayments	229	3	290	9
Accrued income	34	—	22	—
	2,720	31	2,933	37

Schedule of aged analysis of trade receivables net of allowances
The aged analysis of trade receivables, net of expected credit loss allowance, is as follows:

	2023 £ million	2022 £ million
Not overdue	1,967	2,114
Overdue 1 – 30 days	25	19
Overdue 31 – 60 days	7	8
Overdue 61 – 90 days	3	5
Overdue 91 – 180 days	6	5
Overdue more than 180 days	3	4
	2,011	2,155

Schedule of expected credit loss allowance for doubtful debts
Trade and other receivables are disclosed net of expected credit loss allowance for doubtful debts, an analysis of which is as follows:

	2023 £ million	2022 £ million	2021 £ million
Balance at beginning of the year	118	112	160
Exchange differences	(12)	6	(13)
Income statement (release)/charge	(3)	21	(15)
Written off	(14)	(21)	(20)
	89	118	112

Schedule of trade and other payables
(c) Trade and other payables

	2023		2022
	Current liabilities £ million	Non-current liabilities £ million	Current liabilities £ million	Non-current liabilities £ million
Trade payables	2,659	—	2,705	—
Interest payable	237	—	143	—
Tax and social security excluding income tax	632	—	696	—
Other payables	432	368	600	380
Accruals	1,229	—	1,635	—
Deferred income	73	—	90	—
Dividend payable to non-controlling interests	38	—	18	—
	5,300	368	5,887	380

Schedule of movement in provisions
(d) Provisions

	Thalidomide £ million	Other £ million	Total £ million
At 30 June 2022	178	239	417
Exchange differences	(1)	(26)	(27)
Disposal of businesses	—	(2)	(2)
Provisions charged during the year	—	31	31
Provisions utilised during the year	(14)	(61)	(75)
Transfers from other payables	—	12	12
Unwinding of discounts	5	1	6
At 30 June 2023	168	194	362
Current liabilities	13	106	119
Non-current liabilities	155	88	243
	168	194	362